Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 515,000
Previously Paid Amount	0.00
Total Fee Amount	71.12
Total Offset Amount	0.00
Net Fee	71.12
Narrative - Max Aggregate Offering Price	$ 515,000
Final Prospectus	true